Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
September 30, 2021
LIM-NPRT3-1121
1.807735.117
Municipal Bonds - 93.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.0%
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/22	1,000	1,023
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	49,319
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,889
5% 3/1/30	6,125	7,179
5% 3/1/31	6,135	7,183
5% 3/1/32	4,930	5,769
5% 3/1/33	7,165	8,386
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	750	789
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	2,239
5% 3/1/27	3,915	4,507
5% 3/1/28	4,225	4,837
5% 3/1/29	3,465	3,949
5% 3/1/30	4,180	4,742
TOTAL ALABAMA		106,811
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,405
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,858
TOTAL ALASKA		17,263
Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21 (Escrowed to Maturity)	3,090	3,090
5% 10/1/22 (Escrowed to Maturity)	3,290	3,449
5% 10/1/23 (Escrowed to Maturity)	4,320	4,731
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33 (c)	1,800	2,372
5% 2/1/35 (c)	1,580	2,062
5% 2/1/36 (c)	1,600	2,082
5% 2/1/37 (c)	1,700	2,205
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (Escrowed to Maturity)	4,000	4,509
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(d)	63,345	70,750
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(d)	4,925	5,023
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,862
5% 7/1/32	2,915	3,536
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	622
5% 5/15/41	1,000	1,139
5% 5/15/56	2,625	2,955
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,020
5% 7/1/28	7,255	8,404
5% 7/1/29	7,905	9,154
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (FSA Insured)	1,765	1,990
5% 7/1/25 (FSA Insured)	2,065	2,409
5% 7/1/26 (FSA Insured)	3,565	4,145
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	4,380
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	12,123
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	2,570	2,634
6% 1/1/48 (e)	7,375	7,513
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	15,069
Series B, 5%, tender 10/18/22 (b)	14,370	15,076
Series C, 5%, tender 10/18/24 (b)	9,710	11,071
Series 2016 A:
4% 1/1/24	6,310	6,829
5% 1/1/22	2,430	2,458
5% 1/1/23	4,855	5,143
5% 1/1/24	1,990	2,198
5% 1/1/25	7,560	8,672
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/33	7,320	9,672
5% 7/1/34	12,000	15,798
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (d)	2,185	2,677
5% 7/1/28 (d)	3,085	3,754
5% 7/1/42 (d)	2,210	2,645
Series 2019 A, 5% 7/1/49	1,500	1,843
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,213
5% 7/1/30	3,680	4,607
5% 7/1/31	1,255	1,565
5% 7/1/32	3,675	4,567
5% 7/1/36	1,000	1,230
5% 7/1/39	1,090	1,331
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/22 (Escrowed to Maturity)	485	502
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	1,070	1,108
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,108
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	5,033
5% 7/1/24	1,410	1,589
5% 7/1/25	2,285	2,665
5% 7/1/27	3,000	3,699
TOTAL ARIZONA		312,281
Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,098

California - 5.9%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,291
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (b)	7,020	7,533
Series C, 2.1%, tender 4/1/22 (b)	6,555	6,565
California Dept. of Wtr. Resources Series AI, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	2,130	2,147
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,638
Series 2016:
5% 8/1/26	14,065	17,036
5% 8/1/29	6,970	8,413
5% 9/1/29	2,755	3,333
Series 2017, 5% 8/1/30	14,245	17,648
Series 2019:
5% 4/1/27	7,900	9,736
5% 4/1/30	18,800	24,641
Series 2020:
4% 3/1/23	3,535	3,726
4% 3/1/24	6,790	7,411
4% 3/1/26	3,300	3,800
4% 11/1/34	5,000	6,076
4% 11/1/35	1,000	1,211
4% 3/1/36	2,615	3,121
4% 11/1/36	9,885	11,939
5% 11/1/31	21,985	29,021
5% 11/1/31	3,500	4,620
5% 11/1/32	6,245	8,217
5% 11/1/32	10,000	13,157
Series 2021:
4% 12/1/22	7,515	7,849
4% 10/1/24	13,025	14,484
4% 10/1/25	6,510	7,429
4% 10/1/26	7,965	9,295
5% 12/1/22	3,385	3,575
5% 12/1/23	9,020	9,954
5% 10/1/24	5,210	5,949
5% 12/1/24	3,800	4,366
5% 10/1/25	3,720	4,392
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,212
Series 2020 A:
4% 4/1/35	1,170	1,386
4% 4/1/36	5,000	5,902
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	3,872	4,491
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	11,033
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.22%, tender 10/1/21 (b)(d)	43,200	43,200
Series 2021 B, 0.3%, tender 1/18/22 (b)(d)	7,500	7,500
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (b)(d)	10,845	10,908
Series 2020, 0.15%, tender 12/1/21 (b)(d)	12,500	12,499
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 0.18%, tender 11/1/21 (b)(d)(e)	26,700	26,699
Series 2017 A1, 0.2%, tender 10/15/21 (b)(d)(e)	1,000	1,000
Series 2017 A2, 0.2%, tender 10/15/21 (b)(d)(e)	1,000	1,000
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (e)	500	448
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	495	440
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	3,900
5.25% 10/1/25	3,885	3,900
Series 2012 A:
5% 4/1/22	2,040	2,089
5% 4/1/23	4,855	4,970
Series 2012 G:
5% 11/1/23	970	1,021
5% 11/1/24	970	1,021
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21 (Escrowed to Maturity)	2,430	2,448
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	20,403
Series 2015, 5% 2/1/45	4,090	4,255
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,229
Series 2017 A1:
5% 6/1/25	3,885	4,485
5% 6/1/26	970	1,153
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,764
Los Angeles Dept. Arpt. Rev.:
Series 2018 A, 5% 5/15/34 (d)	1,000	1,235
Series 2020 C, 5% 5/15/45 (d)	5,820	7,164
Series A, 5% 5/15/24 (d)	2,465	2,759
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/29	9,710	11,121
Series B, 5% 7/1/50	4,055	5,110
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	4,571
5% 7/1/27	7,615	9,447
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 0.19%, tender 5/21/24 (b)(f)	7,470	7,471
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25 (c)	3,110	3,436
4% 8/1/26 (c)	460	520
4% 8/1/28 (c)	3,340	3,906
4% 8/1/30 (c)	530	637
4% 8/1/31 (c)	340	413
4% 8/1/33 (c)	3,490	4,166
4% 8/1/34 (c)	2,430	2,888
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	3,969
5% 8/1/28	970	1,130
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	5,772
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.)	18,615	21,231
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/22 (d)	4,855	4,988
Series H, 5% 5/1/26 (d)	1,250	1,484
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,284
5% 9/1/28	1,550	1,757
5% 9/1/32	1,630	1,848
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,851
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (d)	3,280	3,984
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23 (Pre-Refunded to 4/15/22 @ 100)	8,645	8,867
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/30 (d)	795	1,029
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/22 (Escrowed to Maturity)	1,075	1,105
Series 2019 A:
5% 5/1/37 (d)	3,290	4,072
5% 5/1/49 (d)	15,380	18,616
Series A, 5% 5/1/44 (d)	3,170	3,508
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,838
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	7,665	7,971
TOTAL CALIFORNIA		621,222
Colorado - 2.1%
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,207
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	5,205	6,105
5%, tender 11/19/26 (b)	10,090	12,220
Series 2019 A1, 5% 8/1/36	4,000	4,974
Series 2019 A2, 5% 8/1/44	16,590	20,196
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	12,460	12,440
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (b)	7,365	7,401
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,940	2,154
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	717
4% 7/15/35	1,900	2,264
4% 7/15/38	700	820
4% 7/15/39	1,800	2,303
5% 1/15/30	500	638
5% 7/15/30	350	450
5% 1/15/31	500	649
5% 7/15/31	500	648
5% 1/15/32	700	904
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,812
5% 6/1/31	1,580	1,998
Colorado Springs Utils. Rev.:
Series 2020:
4% 11/15/36	525	633
4% 11/15/37	670	805
5% 11/15/33	400	526
5% 11/15/33	700	921
5% 11/15/34	685	898
5% 11/15/36	440	573
5% 11/15/37	635	824
5% 11/15/38	885	1,145
Seriess 2020, 5% 11/15/35	460	601
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	40,680
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (d)	4,650	4,893
Series 2017 A:
5% 11/15/24 (d)	2,230	2,538
5% 11/15/27 (d)	1,025	1,267
5% 11/15/28 (d)	5,890	7,222
5% 11/15/29 (d)	4,855	5,949
5% 11/15/30 (d)	3,885	4,755
Series 2018 A:
5% 12/1/30 (d)	7,475	9,689
5% 12/1/31 (d)	15,915	19,791
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,445
0% 9/1/37	2,915	2,039
0% 9/1/38	3,650	2,475
Series 2020 A:
5% 9/1/28	2,000	2,520
5% 9/1/34	1,135	1,459
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	24,417
TOTAL COLORADO		225,965
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,047
Series 2016 A, 5% 3/15/26	2,940	3,519
Series 2016 E:
5% 10/15/26	3,445	4,196
5% 10/15/29	4,975	5,987
Series 2018 E:
5% 9/15/27	4,050	5,045
5% 9/15/28	4,000	5,102
5% 9/15/29	4,000	5,071
5% 9/15/30	4,000	5,053
Series 2018 F, 5% 9/15/27	1,000	1,246
Series 2019 A:
5% 4/15/30	2,345	2,998
5% 4/15/34	2,635	3,314
5% 4/15/35	915	1,148
Series 2020 B, 5% 1/15/26	975	1,161
Series 2021 D:
5% 7/15/22	4,295	4,458
5% 7/15/23	3,425	3,717
Series A:
3% 1/15/22	1,475	1,487
3% 1/15/23	2,030	2,103
3% 1/15/24	1,300	1,382
4% 1/15/24	880	955
Series B, 5% 1/15/25	2,000	2,304
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (b)	11,195	11,266
Series 2014 A, 1.1%, tender 2/7/23 (b)	5,250	5,309
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	8,139
Series 2017 B, 0.55%, tender 7/3/23 (b)	750	753
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	3,085
Series 2018 S:
5% 7/1/26	2,200	2,614
5% 7/1/29	970	1,202
Series 2019 A, 5% 7/1/34 (e)	6,000	6,385
Series 2019 Q-1:
5% 11/1/22	1,630	1,714
5% 11/1/24	1,760	2,004
5% 11/1/25	1,205	1,416
5% 11/1/27	3,115	3,866
5% 11/1/28	1,780	2,261
Series 2020 A:
4% 7/1/36	1,750	2,034
4% 7/1/38	1,580	1,829
5% 7/1/29	1,000	1,286
5% 7/1/30	1,830	2,368
5% 7/1/31	2,975	3,825
5% 7/1/33	4,925	6,261
5% 7/1/34	2,050	2,596
5% 7/1/35	3,200	4,044
Series 2020 K, 4% 7/1/45	350	397
Series 2022 M:
5% 7/1/29 (c)	820	1,007
5% 7/1/32 (c)	3,915	5,016
5% 7/1/33 (c)	3,270	4,157
Series N:
4% 7/1/39	4,400	4,880
4% 7/1/49	3,025	3,295
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51 (c)	27,110	29,490
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A:
5% 5/1/23	1,335	1,436
5% 5/1/29	3,675	4,739
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,526	1,631
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,994
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	2,144
5% 11/1/27	2,050	2,555
5% 11/1/28	1,260	1,606
TOTAL CONNECTICUT		202,897
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	4,163
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	2,790	3,571
Series 2020 A, 5% 1/1/31	3,700	4,821
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,814
TOTAL DELAWARE		15,369
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	2,949
5% 1/1/24	1,235	1,361
5% 1/1/25	2,670	2,941
TOTAL DELAWARE, NEW JERSEY		7,251
District Of Columbia - 1.7%
District of Columbia Income Tax Rev.:
Series 2011 A:
5% 12/1/36	2,590	2,609
5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	1,490	1,501
Series 2020 A:
5% 3/1/22	1,200	1,224
5% 3/1/24	1,570	1,748
Series 2020 B:
5% 10/1/22	1,880	1,970
5% 10/1/23	10,000	10,953
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,367
4% 10/1/36	1,760	2,025
4% 10/1/37	1,770	2,029
4% 10/1/38	735	841
5% 10/1/33	1,250	1,560
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (d)	3,075	3,075
5% 10/1/23 (d)	3,270	3,270
5% 10/1/24 (d)	2,955	2,955
5% 10/1/25 (d)	3,985	3,985
Series 2017 A:
5% 10/1/31 (d)	2,335	2,858
5% 10/1/34 (d)	1,940	2,368
5% 10/1/36 (d)	1,820	2,219
Series 2018 A:
5% 10/1/28 (d)	3,885	4,889
5% 10/1/29 (d)	4,030	5,061
5% 10/1/30 (d)	3,165	3,961
5% 10/1/31 (d)	4,540	5,668
Series 2019 A:
5% 10/1/21 (d)	1,390	1,390
5% 10/1/22 (d)	795	833
5% 10/1/23 (d)	1,160	1,268
5% 10/1/24 (d)	2,395	2,714
5% 10/1/25 (d)	1,530	1,789
Series 2021 A:
4% 10/1/37 (d)	1,680	1,997
4% 10/1/38 (d)	1,865	2,208
5% 10/1/30 (d)	7,470	9,652
5% 10/1/31 (d)	12,695	16,702
5% 10/1/32 (d)	18,670	24,457
5% 10/1/33 (d)	18,370	23,974
5% 10/1/34 (d)	4,480	5,815
5% 10/1/35 (d)	3,985	5,155
5% 10/1/36 (d)	3,175	4,094
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,696
TOTAL DISTRICT OF COLUMBIA		179,880
Florida - 9.6%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/22	1,350	1,398
5% 7/1/23	2,530	2,735
5% 7/1/27	4,285	5,243
5% 7/1/28	7,045	8,819
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,600
5% 7/1/30	7,240	8,120
Series 2015 C, 5% 7/1/24	2,915	3,261
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,153
Series 2015 A, 5% 10/1/34 (d)	2,000	2,316
Series 2017:
5% 10/1/23 (d)	1,000	1,092
5% 10/1/30 (d)	2,050	2,501
5% 10/1/31 (d)	3,100	3,776
5% 10/1/35 (d)	1,000	1,207
Series 2019 B:
5% 10/1/28 (d)	6,000	7,541
5% 10/1/29 (d)	5,000	6,384
Series A:
5% 10/1/29 (d)	4,090	4,760
5% 10/1/31 (d)	2,915	3,384
5% 10/1/32 (d)	3,885	4,510
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,578
5% 9/1/32	1,055	1,344
Series 2019 B:
4% 9/1/37 (d)	1,970	2,262
5% 9/1/28 (d)	710	897
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,500
5% 7/1/26	4,320	4,465
Series 2012 A:
5% 7/1/22	4,855	5,030
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,164
Series 2015 A:
5% 7/1/26	11,170	13,025
5% 7/1/27	8,900	10,371
5% 7/1/28	3,885	4,518
Series 2015 B:
5% 7/1/25	2,100	2,446
5% 7/1/26	11,335	13,227
5% 7/1/27	7,670	8,931
5% 7/1/28	13,120	15,267
Series 2016, 5% 7/1/32	2,430	2,873
Series 2020 A, 5% 7/1/31	3,000	3,883
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,469
5% 10/1/34	1,250	1,528
5% 10/1/35	500	610
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	6,306
Series 2021:
5% 7/1/23 (FSA Insured)	1,050	1,135
5% 7/1/24 (FSA Insured)	885	997
5% 7/1/26 (FSA Insured)	4,140	4,981
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/22	2,545	2,625
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	680
5% 10/1/23	810	885
5% 10/1/24	740	840
5% 10/1/25	1,115	1,308
5% 10/1/31	2,445	3,150
5% 10/1/34	5,390	6,877
5% 10/1/36	3,000	3,804
5% 10/1/37	6,135	7,753
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,270
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,197
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,313
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,930
5% 7/1/28	970	1,120
5% 7/1/30	6,440	7,424
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	5,158
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	8,125
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,969
5% 3/1/30	1,715	2,049
5% 3/1/31	1,805	2,144
5% 3/1/32	1,890	2,236
Series 2019:
5% 10/1/28	1,060	1,307
5% 10/1/30	1,500	1,867
5% 10/1/31	1,750	2,164
5% 10/1/32	1,305	1,604
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	4,024
5% 10/1/28	5,000	5,731
5% 10/1/29	2,645	3,020
5% 10/1/30	2,405	2,737
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,128
5% 10/1/31	1,940	2,322
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	12,509
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	2,880
Series 2015 B:
5% 10/1/24	970	1,102
5% 10/1/27	1,455	1,698
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A:
5% 10/1/28 (d)	3,380	4,133
5% 10/1/30 (d)	1,970	2,404
Series 2019 A, 5% 10/1/44 (d)	14,200	17,477
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28	1,245	1,431
5% 6/1/35	2,430	2,755
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/22 (d)	1,600	1,668
5% 9/1/23 (d)	1,940	2,103
5% 9/1/24 (d)	2,135	2,397
5% 9/1/25 (d)	2,150	2,494
5% 9/1/26 (d)	2,200	2,618
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (d)	3,285	3,916
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	8,892
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,894
5% 7/1/25	1,940	2,233
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	8,057
Series A:
4% 10/1/35	5,000	5,914
5% 10/1/30	5,055	6,515
5% 10/1/31	2,625	3,368
5% 10/1/32	4,385	5,610
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,071
5% 10/1/23	5,165	5,412
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	1,090
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,966
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	545
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (d)	1,330	1,453
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	13,473
Series 2019 A1:
5% 4/1/33	1,650	2,062
5% 4/1/34	3,250	4,049
5% 4/1/35	6,325	7,863
5% 4/1/37	2,190	2,707
5% 4/1/39	1,500	1,846
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,272
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	3,561
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (d)	2,915	3,054
5% 10/1/23 (d)	250	262
5% 10/1/24 (d)	9,710	10,156
5% 10/1/24	2,100	2,199
Series 2014 A:
5% 10/1/27 (d)	1,770	1,995
5% 10/1/29 (d)	2,725	3,072
5% 10/1/33 (d)	5,440	6,116
5% 10/1/37	7,185	8,112
Series 2015 A:
5% 10/1/21 (d)	2,710	2,710
5% 10/1/35 (d)	2,430	2,732
Series 2016 A:
5% 10/1/30	2,430	2,911
5% 10/1/31	970	1,160
Series 2017 B, 5% 10/1/40 (d)	2,400	2,871
Series 2020 A:
4% 10/1/36	2,000	2,364
4% 10/1/38	2,250	2,645
5% 10/1/32	2,150	2,773
5% 10/1/33	3,325	4,274
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	2,185	2,290
Series 2016:
5% 10/1/28	5,385	6,503
5% 10/1/29	3,985	4,799
5% 10/1/30	7,215	8,674
Series 2021 A:
4% 4/1/42	7,445	8,841
4% 4/1/44	8,990	10,614
4% 4/1/46	9,860	11,591
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,990
Series 2014 A, 5% 7/1/44	2,815	3,118
Series 2016 A:
5% 7/1/32	3,865	4,580
5% 7/1/33	3,205	3,795
Series A:
5% 7/1/31	1,455	1,726
5% 7/1/34	970	1,146
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,342
Series 2016 A:
5% 7/1/29	10,905	14,120
5% 7/1/31	11,690	15,322
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(d)	1,950	1,949
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.425%, tender 7/1/24 (b)(d)	9,620	9,652
Series 2018 B, 0.425%, tender 7/1/24 (b)(d)	12,500	12,541
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	12,891
5% 11/1/25	11,880	13,524
5% 11/1/26	7,720	8,763
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,733
Series 2015 B, 5% 5/1/28	13,295	15,306
Series 2015 D:
5% 2/1/29	3,935	4,611
5% 2/1/30	6,310	7,376
Series 2016 A:
5% 8/1/27	7,340	8,793
5% 5/1/31	19,200	22,605
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,625	1,684
Miami-Dade County Wtr. & Swr. Rev. Series 2021:
4% 10/1/48	3,330	3,900
4% 10/1/51	7,750	9,067
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	12,285	12,576
Series 2012 B, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	5,050	5,170
Series 2016 A, 5% 10/1/39	3,100	3,686
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,041
Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	7,963
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,807
5% 10/1/25	875	1,032
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	363
5% 12/1/24 (Escrowed to Maturity)	660	756
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/25	1,805	2,061
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,634
Series 2015 B:
5% 8/1/25	1,580	1,846
5% 8/1/26	10,160	11,930
5% 8/1/27	8,045	9,440
5% 8/1/28	5,325	6,215
Series 2015 D:
5% 8/1/26	23,370	27,441
5% 8/1/27	10,595	12,432
5% 8/1/28	3,620	4,225
Series 2017 A, 5% 8/1/26	21,905	26,369
Series 2018 A:
5% 8/1/22	1,865	1,939
5% 8/1/23	1,115	1,211
5% 8/1/24	1,270	1,435
5% 8/1/25	4,550	5,316
5% 8/1/26	1,880	2,263
Series 2021 A:
5% 8/1/38	3,720	4,818
5% 8/1/39	7,440	9,594
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	8,350
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,892
5% 10/1/34	2,400	3,167
5% 10/1/38	2,905	3,791
5% 10/1/39	3,060	3,982
5% 10/1/40	3,215	4,174
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (FSA Insured)	3,000	3,884
5% 8/1/34 (FSA Insured)	2,250	2,903
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	559
5% 7/1/39	1,000	1,136
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,092
5% 7/1/27	4,130	4,447
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,097
5% 7/1/24	1,700	1,909
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,581
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,779
5% 8/15/25	3,980	4,646
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,095	1,103
Series 2015 A, 5% 12/1/40	1,750	1,957
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,324
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,459
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	1,920
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	463
4% 10/15/36	375	433
4% 10/15/38	750	861
4% 10/15/39	1,000	1,145
5% 10/15/44	1,365	1,661
5% 10/15/49	2,560	3,097
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,680
Series 2019:
5% 8/1/22	3,250	3,378
5% 8/1/23	3,450	3,745
5% 8/1/24	1,800	2,033
TOTAL FLORIDA		1,007,269
Georgia - 2.5%
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	5,161
5% 7/1/27	9,365	11,576
Series 2021 C:
4% 7/1/38 (c)(d)	745	880
5% 7/1/23 (c)(d)	690	747
5% 7/1/25 (c)(d)	710	824
5% 7/1/32 (c)(d)	750	980
5% 7/1/33 (c)(d)	1,050	1,367
5% 7/1/34 (c)(d)	750	973
5% 7/1/35 (c)(d)	1,000	1,294
5% 7/1/36 (c)(d)	1,050	1,354
5% 7/1/37 (c)(d)	1,115	1,434
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,125
5% 11/1/29	2,430	2,800
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,972
5% 7/1/27	1,500	1,855
5% 7/1/38	2,000	2,521
5% 7/1/39	1,250	1,572
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,000	2,060
Series 2008, 2.925%, tender 3/12/24 (b)	5,000	5,296
Series 2012, 1.7%, tender 8/22/24 (b)	9,660	9,972
Series 2013 1st, 2.925%, tender 3/12/24 (b)	7,770	8,230
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,808
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	14,864
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	12,689
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,440
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,127
5% 7/1/26	1,000	1,204
5% 7/1/28	2,000	2,535
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,753
5% 7/1/36	1,300	1,647
5% 7/1/37	1,600	2,021
5% 7/1/39	1,250	1,572
Series 2019, 5% 6/15/44	2,365	2,923
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	10,439
4% 8/1/35	15,000	18,287
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,198
5% 1/1/28	520	644
5% 1/1/29	1,140	1,442
5% 1/1/31	700	874
5% 1/1/32	515	640
5% 1/1/33	1,200	1,488
Series 2020 A:
4% 1/1/34	1,870	2,218
5% 11/1/27	600	743
5% 11/1/28	820	1,038
5% 11/1/29	935	1,208
5% 1/1/31	1,000	1,307
5% 1/1/31	1,250	1,634
5% 1/1/32	1,150	1,494
5% 1/1/32	1,000	1,300
5% 1/1/33	1,000	1,293
5% 1/1/35	1,000	1,285
Series 2021 A:
4% 1/1/46 (FSA Insured)	1,710	1,947
4% 1/1/46 (FSA Insured)	1,100	1,252
4% 1/1/51	630	706
5% 1/1/56	1,635	1,979
5% 1/1/56	560	674
5% 1/1/56	820	1,000
5% 1/1/62 (FSA Insured)	3,345	4,061
5% 1/1/62 (FSA Insured)	2,000	2,428
5% 1/1/63	1,485	1,785
Series GG:
5% 1/1/24	3,520	3,720
5% 1/1/25	1,215	1,282
5% 1/1/26	4,855	5,115
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,547
Series Q, 5% 10/1/22	1,940	2,031
Series S:
5% 10/1/22	1,240	1,298
5% 10/1/24	2,355	2,464
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	28,250	30,244
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	28,938
Series 2018 A, 4% 3/1/23	1,700	1,788
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/34	3,500	4,561
TOTAL GEORGIA		263,928
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (d)	925	1,081
4% 7/1/37 (d)	1,385	1,614
4% 7/1/38 (d)	1,400	1,621
4% 7/1/39 (d)	1,500	1,732
4% 7/1/40 (d)	535	616
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,586
5% 1/1/35	5,000	6,269
Series 2019, 5% 1/1/30	5,140	6,559
Series 2020 A:
4% 7/1/33 (d)	1,000	1,186
4% 7/1/35 (d)	280	330
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,057
5% 9/1/26	3,110	3,768
Series 2019 A:
5% 9/1/27	2,000	2,486
5% 9/1/30	6,500	8,210
Series 2019 D, 5% 8/1/26	4,500	5,439
Series 2020 F:
5% 7/1/33	1,955	2,543
5% 7/1/34	860	1,114
Series 2022 A:
5% 11/1/23 (c)	2,220	2,337
5% 11/1/25 (c)	2,620	2,958
5% 11/1/26 (c)	700	811
5% 11/1/27 (c)	2,630	3,124
5% 11/1/28 (c)	4,210	5,112
Series C:
4% 7/1/34	850	1,026
4% 7/1/37	750	892
4% 7/1/39	1,200	1,418
4% 7/1/40	1,250	1,473
4% 7/1/41	1,000	1,174
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	6,106
5% 10/1/30	4,280	5,666
Series 2020 D, 5% 10/1/29	1,025	1,333
TOTAL HAWAII		83,641
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/22	3,285	3,407
5% 7/15/23	1,575	1,707
5% 7/15/24	1,260	1,419
5% 7/15/25	1,260	1,467
5% 7/15/27	3,140	3,865
Series 2019 A, 4% 1/1/50	940	1,037
Series 2021 A:
4% 7/15/36	750	900
4% 7/15/37	750	897
4% 7/15/38	1,750	2,087
4% 7/15/39	500	594
TOTAL IDAHO		17,380
Illinois - 10.5%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	767
0% 1/1/28	575	528
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,466
Series 2011 A:
5% 12/1/41	2,075	2,088
5.5% 12/1/39	5,730	5,771
Series 2012 A, 5% 12/1/42	1,880	1,952
Series 2015 C, 5.25% 12/1/39	1,455	1,611
Series 2016 B, 6.5% 12/1/46	700	859
Series 2017 A, 7% 12/1/46 (e)	2,400	3,107
Series 2017 C, 5% 12/1/26	905	1,081
Series 2017 D, 5% 12/1/27	2,500	3,047
Series 2017 H, 5% 12/1/36	5,215	6,208
Series 2018 A:
5% 12/1/24	560	634
5% 12/1/27	6,280	7,654
5% 12/1/33	700	855
5% 12/1/34	1,400	1,705
Series 2018 C:
5% 12/1/24	725	821
5% 12/1/26	4,625	5,525
5% 12/1/46	5,795	6,938
Series 2019 A:
5% 12/1/24	2,300	2,605
5% 12/1/28	6,520	8,083
5% 12/1/28	510	632
5% 12/1/29	930	1,172
5% 12/1/30	900	1,127
5% 12/1/32	1,250	1,554
Series 2021 A:
5% 12/1/32	2,165	2,730
5% 12/1/34	3,250	4,071
5% 12/1/35	2,560	3,201
Series 2021 B, 5% 12/1/31	3,250	4,118
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (d)	2,980	3,270
5% 1/1/32 (d)	6,310	6,916
Series 2014 B:
5% 1/1/22	970	981
5% 1/1/24	3,235	3,569
Series 2016 A:
5% 1/1/29 (d)	2,155	2,505
5% 1/1/30 (d)	3,290	3,826
5% 1/1/31 (d)	3,850	4,476
Series 2016 B, 5% 1/1/41	3,390	3,944
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22	1,700	1,720
Series 2012 B, 5% 1/1/22 (d)	6,800	6,878
Series 2015 A, 5% 1/1/24 (d)	1,045	1,150
Series 2015 B, 5% 1/1/32	5,235	5,963
Series 2015 C, 5% 1/1/24 (d)	1,245	1,370
Series 2016 C:
5% 1/1/22	2,355	2,382
5% 1/1/23	2,595	2,748
5% 1/1/24	1,455	1,605
5% 1/1/25	2,285	2,617
5% 1/1/26	1,940	2,291
5% 1/1/33	2,305	2,703
5% 1/1/34	2,670	3,128
Series 2016 D, 5% 1/1/52	6,740	8,010
Series 2017 D:
5% 1/1/27 (d)	2,415	2,917
5% 1/1/28 (d)	460	550
5% 1/1/31 (d)	2,850	3,378
5% 1/1/33 (d)	1,455	1,729
Series 2018 A:
5% 1/1/48 (d)	3,585	4,317
5% 1/1/53 (d)	6,110	7,334
Series 2018 B, 5% 1/1/53	2,155	2,606
Series 2020 A:
4% 1/1/35	22,440	26,425
4% 1/1/36	3,715	4,354
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (d)	2,470	2,918
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017:
5% 6/1/22	1,685	1,736
5% 6/1/23	1,520	1,635
Series 2021:
5% 6/1/27	2,250	2,754
5% 6/1/28	2,500	3,133
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,274
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	993
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,002
5% 12/15/24	1,310	1,353
Series 2012 C, 5% 12/15/25	2,060	2,127
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/24	1,455	1,463
Series 2012 C:
5% 11/15/22	2,325	2,450
5% 11/15/23	4,835	5,087
5% 11/15/24	18,115	19,055
5% 11/15/25 (FSA Insured)	505	531
Series 2021 A:
3% 11/15/21	600	602
5% 11/15/22	3,725	3,925
5% 11/15/23	1,050	1,153
5% 11/15/24	1,150	1,311
5% 11/15/25	1,150	1,355
5% 11/15/26	2,300	2,790
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,858
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,431
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,861
Illinois Fin. Auth. Series 2020 A:
5% 8/15/30	2,170	2,853
5% 8/15/31	1,060	1,387
5% 8/15/32	1,500	1,953
5% 8/15/33	1,250	1,619
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,388
5% 8/1/24	1,480	1,651
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	664
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,619
5% 7/15/26	1,940	2,339
5% 7/15/28	2,040	2,548
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	12,425
5% 5/15/30	9,845	12,310
5% 5/15/31	21,400	26,630
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	3,081
5% 2/15/29	10,570	12,812
5% 2/15/36	2,200	2,632
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	8,281
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	970
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,268
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,014
Bonds:
Series 2017 B, 5%, tender 12/15/22 (b)	16,420	17,348
Series E, 2.25%, tender 4/29/22 (b)	1,820	1,841
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,046
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	1,435	1,477
Series 2012:
5% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	7,865	8,209
5% 9/1/38 (Pre-Refunded to 9/1/22 @ 100)	10,595	11,058
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	3,170	3,336
Series 2013:
5% 11/15/26	2,600	2,731
5% 11/15/29	780	818
5% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	7,665	7,882
Series 2015 A:
5% 11/15/21	410	412
5% 5/15/25	760	868
5% 11/15/27	1,015	1,184
5% 11/15/28	1,215	1,416
5% 11/15/29	1,830	2,131
5% 11/15/32	3,375	3,924
5% 11/15/35	1,500	1,741
Series 2015 B, 5% 11/15/26	2,940	3,396
Series 2015 C:
5% 8/15/35	5,925	6,825
5% 8/15/44	28,260	32,451
Series 2016 A:
5% 2/15/24	1,455	1,616
5% 2/15/25	995	1,146
5% 2/15/26	1,455	1,729
5% 7/1/30	2,545	3,008
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,870
5% 7/1/34	1,650	1,933
5% 7/1/36	5,715	6,674
5% 2/15/45	1,600	1,848
Series 2016 C:
3.75% 2/15/34	1,250	1,399
4% 2/15/36	5,330	6,029
5% 2/15/24	565	628
5% 2/15/31	1,650	1,992
5% 2/15/32	12,195	14,701
5% 2/15/33	4,855	5,843
5% 2/15/41	6,865	8,173
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	41
5% 5/15/28	2,380	2,811
5% 5/15/29	1,330	1,563
5% 12/1/29	1,755	2,091
5% 12/1/40	4,765	5,586
5% 12/1/46	3,250	3,781
Series 2017 A:
5% 1/1/34	2,485	2,934
5% 8/1/47	750	861
Series 2017:
5% 7/1/29	5,030	6,119
5% 1/1/30	4,855	5,891
5% 7/1/31	8,630	10,438
Series 2018 A, 5% 1/1/44	19,010	22,553
Series 2019:
5% 9/1/29	650	821
5% 9/1/31	500	623
5% 9/1/32	1,000	1,239
5% 9/1/34	1,100	1,355
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,765
Series 2012 A:
4% 1/1/23	2,130	2,149
5% 1/1/33	3,495	3,532
Series 2012:
5% 3/1/22	4,855	4,948
5% 8/1/22	6,410	6,656
5% 8/1/23	3,310	3,583
Series 2013, 5.5% 7/1/38	3,885	4,146
Series 2014:
5% 4/1/23	7,400	7,905
5% 2/1/26	2,195	2,408
5% 2/1/27	2,590	2,837
5% 4/1/28	2,070	2,278
5% 5/1/28	910	1,002
5% 5/1/32	2,430	2,657
5% 5/1/33	6,410	6,993
5.25% 2/1/31	10,195	11,180
Series 2016:
5% 1/1/22	7,905	7,996
5% 2/1/23	1,530	1,623
5% 6/1/25	7,620	8,788
5% 6/1/26	1,035	1,226
5% 2/1/27	8,355	10,039
5% 2/1/28	5,965	7,108
5% 2/1/29	5,605	6,619
Series 2017 D, 5% 11/1/25	12,765	14,905
Series 2019 B:
5% 9/1/22	5,475	5,706
5% 9/1/23	5,580	6,061
5% 9/1/24	5,580	6,283
Series 2020 B, 5% 10/1/30	11,425	14,526
Series 2021 C:
4% 3/1/22	6,835	6,939
4% 3/1/23	7,040	7,396
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,826	9,321
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,481
Series D, 3.75% 4/1/50	2,035	2,249
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	4,900	4,976
5% 2/1/28	9,710	11,285
5% 2/1/31	3,465	4,026
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	8,000	8,619
Series 2021 C:
5% 6/15/23	1,480	1,596
5% 6/15/24	1,710	1,917
5% 6/15/25	985	1,141
5% 6/15/26	1,500	1,785
5% 6/15/27	3,000	3,651
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,499
Series 2016 A, 5% 12/1/31	1,735	2,035
Series 2019 A, 5% 1/1/44	3,730	4,584
Series A:
5% 1/1/39	2,100	2,691
5% 1/1/41	4,580	5,831
5% 1/1/45	31,035	39,002
Series C:
5% 1/1/25	3,900	4,467
5% 1/1/26	4,650	5,500
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,668
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	4,038
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	9,927
Series 2017, 5% 1/1/29	1,790	2,204
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	7,667
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	7,205	7,064
0% 1/15/25	7,510	7,251
0% 1/15/26	5,645	5,347
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,475
5% 2/1/27	5,825	6,707
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,553
Series 2010 B1:
0% 6/15/46 (FSA Insured)	2,160	1,109
0% 6/15/47 (FSA Insured)	3,985	1,980
Series 2002 A, 0% 6/15/31	1,755	1,460
Series 2002:
0% 12/15/23	4,015	3,949
0% 12/15/23 (Escrowed to Maturity)	100	99
Series 2012 A, 5% 6/15/42	12,500	12,911
Series 2020 A, 5% 6/15/50	38,595	46,323
Series 2022 A:
0% 6/15/36 (c)	1,350	942
0% 6/15/37 (c)	1,395	941
0% 12/15/37 (c)	1,380	917
0% 6/15/38 (c)	1,500	978
0% 12/15/38 (c)	1,500	963
0% 6/15/39 (c)	1,750	1,102
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,460	11,275
5% 6/1/24	13,685	15,347
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	4,145
6.25% 10/1/38	3,785	4,171
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	5,328
TOTAL ILLINOIS		1,110,954
Indiana - 2.0%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/3/22 (b)(d)	1,600	1,600
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,535
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	2,750	2,709
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	5,306
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 12/1/46	24,895	24,848
Series 2015 B, 1.65%, tender 1/1/22 (b)	8,410	8,440
Series 2013, 5% 8/15/25	3,020	3,290
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,137
Series 2012:
5% 3/1/22 (Escrowed to Maturity)	970	989
5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	1,455	1,484
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	1,020	1,040
5% 3/1/41 (Pre-Refunded to 3/1/22 @ 100)	5,155	5,257
Series 2015, 5% 3/1/36	8,060	9,210
Series 2016:
5% 9/1/26	970	1,171
5% 9/1/29	485	572
5% 9/1/36	2,090	2,455
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,198
Series 2015 A:
5% 10/1/26	2,405	2,727
5% 10/1/28	1,145	1,295
Series 2011 A, 5.25% 10/1/24	3,910	3,910
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 2/1/23 (b)	8,885	9,074
2%, tender 2/1/23 (b)	45	46
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	3,640	3,775
Series 2021 B, 3% 7/1/50	2,700	2,933
Series A, 3% 7/1/51	1,890	2,048
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	714
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	290
5% 1/1/25	695	719
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	285
5% 1/1/26	1,895	1,961
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	798
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (d)	4,710	5,378
Series 2021 A:
5% 6/1/22	760	784
5% 6/1/24	1,800	2,017
Indianapolis Thermal Energy Sys.:
Series 2010 B, 5% 10/1/21	5,340	5,340
Series 2016 A:
5% 10/1/24	10,585	11,940
5% 10/1/25	11,400	13,267
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,430
5% 7/15/22	970	1,005
5% 7/15/23	1,295	1,373
5% 7/15/23 (Pre-Refunded to 1/15/23 @ 100)	1,325	1,406
5% 7/15/24 (Pre-Refunded to 1/15/23 @ 100)	4,065	4,315
5% 7/15/25 (Pre-Refunded to 1/15/23 @ 100)	4,205	4,464
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,472
5% 4/1/30	2,220	2,762
5% 4/1/33	1,445	1,776
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(d)	32,790	34,410
Series 2017, 5%, tender 11/1/24 (b)(d)	2,500	2,845
Series 2019 A, 5%, tender 6/5/26 (b)(d)	12,305	14,700
TOTAL INDIANA		214,500
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,622
5% 5/15/48	1,640	1,877
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(d)	4,130	4,158
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 0.375% 6/1/30	640	640
TOTAL IOWA		8,297
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	995	1,039
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	4,285	4,472
Series 2012 B, 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,455	1,519
Series 2016 A:
5% 9/1/30	970	1,126
5% 9/1/32	1,115	1,293
TOTAL KANSAS		9,449
Kentucky - 2.6%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,328
5% 2/1/28	880	1,082
5% 2/1/29	530	664
5% 2/1/31	460	572
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(d)	7,955	8,001
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	918
5% 1/1/26	585	693
5% 1/1/29	1,555	1,826
5% 1/1/30	1,625	1,906
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,095
5% 9/1/28	1,880	2,376
5% 9/1/30	520	653
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	556
4% 6/1/33	375	451
4% 6/1/35	235	280
4% 6/1/38	570	673
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,391
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,981
5% 6/1/26	1,815	2,080
5% 6/1/27	1,910	2,178
5% 6/1/28	2,005	2,277
5% 6/1/29	2,105	2,381
5% 6/1/30	2,215	2,496
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 0.15%, tender 12/1/21 (b)(d)	1,900	1,900
Series B, 0.15%, tender 12/1/21 (b)	9,245	9,244
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	4,108
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,404
Series D:
5% 5/1/27	970	1,183
5% 5/1/28	970	1,176
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	19,796
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	6,041
5% 5/1/29	565	700
5% 5/1/31	1,425	1,761
Series 2015, 5% 8/1/28	1,035	1,196
Series 2016 A:
5% 2/1/29	5,555	6,519
5% 2/1/30	5,670	6,651
5% 2/1/32	2,230	2,613
5% 2/1/33	2,770	3,238
Series 2016 B, 5% 11/1/26	4,825	5,833
Series 2017, 5% 4/1/27	4,625	5,627
Series 2018, 5% 5/1/22	1,430	1,470
Series A:
5% 11/1/31	2,000	2,494
5% 11/1/32	3,000	3,734
5% 11/1/33	1,500	1,857
Series C, 5% 11/1/21	6,520	6,544
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (b)	41,220	47,129
Series C1, 4%, tender 6/1/25 (b)	28,000	31,184
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	7,565	8,266
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	3,132
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	4,745
Series 2013 A:
5.5% 10/1/33	2,430	2,665
5.75% 10/1/38	6,245	6,874
Series 2016 A:
5% 10/1/29	17,585	21,001
5% 10/1/32	3,230	3,847
Series 2020 A, 5% 10/1/37	4,300	5,360
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,910	1,970
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	5,100	5,260
TOTAL KENTUCKY		275,380
Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,330
5% 12/15/23	2,915	3,209
Series 2018 E:
5% 7/1/35	1,655	2,035
5% 7/1/36	1,795	2,201
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (d)	2,430	2,675
5% 1/1/25 (d)	2,915	3,328
5% 1/1/27 (d)	2,185	2,490
Series 2017 B:
5% 1/1/29 (d)	390	466
5% 1/1/31 (d)	730	865
5% 1/1/36 (d)	630	745
5% 1/1/37 (d)	485	573
Series 2017 D2:
5% 1/1/26 (d)	730	859
5% 1/1/29 (d)	485	579
5% 1/1/30 (d)	665	790
5% 1/1/32 (d)	1,495	1,776
5% 1/1/35 (d)	1,115	1,319
5% 1/1/38 (d)	570	673
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	10,086
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	9,120	9,272
2.1%, tender 7/1/24 (b)	4,670	4,818
TOTAL LOUISIANA		50,089
Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	4,215	4,559
Series 2016 A:
4% 7/1/41	2,030	2,218
4% 7/1/46	2,765	3,002
5% 7/1/41	860	987
5% 7/1/46	585	667
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,598
5% 7/1/27	1,940	2,258
TOTAL MAINE		16,289
Maryland - 1.6%
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	8,782
Series 2021:
5% 3/1/23	1,245	1,330
5% 3/1/25	1,520	1,757
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,198
5% 7/1/31	6,580	7,932
5% 7/1/33	6,635	7,994
Series 2017 D, 5% 7/1/33	5,630	6,783
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	4,725	5,210
Series 2019 C, 3.5% 3/1/50	4,245	4,626
Maryland Dept. of Trans. Series 2021 B:
5% 8/1/32 (d)	1,250	1,634
5% 8/1/33 (d)	1,000	1,302
5% 8/1/35 (d)	1,850	2,391
5% 8/1/36 (d)	1,000	1,288
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,536
5% 6/1/24	1,455	1,624
5% 6/1/25	1,455	1,677
5% 6/1/26	1,940	2,299
5% 6/1/27	1,310	1,590
5% 6/1/31	970	1,178
5% 6/1/32	970	1,174
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	554
4% 9/1/40	2,095	2,389
4% 9/1/50	2,625	2,951
(Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (d)	1,215	1,432
5% 3/31/51 (d)	2,235	2,601
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	34,337
Series 2022 2C:
4% 3/1/28 (c)	7,595	8,888
5% 3/1/26 (c)	11,000	12,854
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	585
4% 6/1/46	750	850
4% 6/1/51	1,000	1,128
4% 6/1/55	1,000	1,124
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2013 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,210	1,254
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,030	1,067
Series 2015:
5% 7/1/27	1,000	1,154
5% 7/1/28	1,300	1,493
5% 7/1/29	2,200	2,517
5% 7/1/31	1,000	1,137
Series 2016 A:
4% 7/1/42	1,410	1,531
5% 7/1/33	2,185	2,561
5% 7/1/34	1,600	1,871
5% 7/1/35	605	706
5% 7/1/36	1,700	1,979
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	7,358
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,843
5% 7/15/37	6,750	8,857
TOTAL MARYLAND		173,326
Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 A, 5% 7/1/45	1,535	1,770
Series 2021 A1, 4% 7/1/51	5,635	6,632
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/26	5,640	6,834
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	12,605
5% 6/1/39	10,765	13,316
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	16,960	17,950
Series A, 5% 1/1/31	7,500	9,425
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,380
5% 7/1/30	3,565	4,410
Series 2017, 5% 7/1/23	1,550	1,678
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	11,290	12,504
Series A1, 5%, tender 1/31/30 (b)	10,135	13,138
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (e)	3,958	4,356
Series 2016 A, 5% 7/15/22	2,165	2,247
Series 2017 A, 5% 1/1/40	2,980	3,515
Series 2019 S1:
5% 10/1/22	2,195	2,299
5% 10/1/23	2,400	2,624
5% 10/1/24	1,190	1,351
5% 10/1/25	2,670	3,128
Series 2019:
5% 7/1/30	1,435	1,783
5% 7/1/32	1,040	1,278
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/22	2,950	3,056
Series 2021 A:
5% 9/1/23 (c)	7,285	7,950
5% 9/1/25 (c)	18,755	22,064
Series A, 5% 7/1/28	1,100	1,317
Series C, 5% 4/1/23	17,445	18,697
Massachusetts Port Auth. Rev.:
Series 2019 C, 5% 7/1/44 (d)	3,000	3,648
Series 2021 E:
5% 7/1/23 (d)	550	595
5% 7/1/35 (d)	2,400	3,110
5% 7/1/46 (d)	6,885	8,644
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	9,190	11,185
TOTAL MASSACHUSETTS		207,489
Michigan - 3.3%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	2,800	2,877
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,111
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,334
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,754
4% 4/1/42	600	666
5% 4/1/31	900	1,127
5% 4/1/33	1,075	1,331
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (FSA Insured)	16,655	22,251
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,013
5% 5/1/31 (FSA Insured)	4,855	5,728
5% 5/1/32 (FSA Insured)	730	861
5% 5/1/33 (FSA Insured)	3,030	3,569
Series 2017:
5% 5/1/27 (FSA Insured)	1,310	1,600
5% 5/1/29 (FSA Insured)	1,890	2,280
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,909
5% 5/15/28	2,475	2,951
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,426
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	630	633
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,170
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	6,074
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	19,958
5% 4/15/35	2,720	3,243
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	4,850	5,021
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,823
5% 12/1/24	1,700	1,946
5% 12/1/25	2,915	3,450
5% 12/1/26	1,270	1,549
5% 12/1/27	1,215	1,523
5% 12/1/28	1,940	2,419
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,774
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	12,226
Series 2012 A:
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,306
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	4,942
Series 2012:
5% 11/15/36	6,895	7,226
5% 11/15/42	1,515	1,585
Series 2013:
5% 8/15/28	5,425	5,900
5% 8/15/29	1,940	2,109
Series 2015 D1:
5% 7/1/27	415	483
5% 7/1/29	970	1,125
5% 7/1/31	1,165	1,349
5% 7/1/32	970	1,121
5% 7/1/33	825	952
Series 2016:
5% 11/15/30	4,480	5,382
5% 11/15/32	1,210	1,449
Series 2020 A:
5% 6/1/30	775	1,009
5% 6/1/31	1,005	1,310
5% 6/1/32	970	1,260
5% 6/1/33	1,745	2,259
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,968
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,666
5% 12/1/25	1,260	1,491
5% 12/1/26	1,940	2,366
5% 12/1/27	1,295	1,624
5% 12/1/28	2,040	2,545
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	6,020	6,204
Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	26,160
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	6,455	7,035
Series A, 3.5% 12/1/50	3,880	4,258
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	3,350	3,334
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	8,110	8,312
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,701
4% 10/1/51	2,210	2,554
5% 10/1/30	1,645	2,148
5% 10/1/31	1,250	1,657
5% 10/1/32	1,250	1,648
5% 10/1/33	1,325	1,738
5% 10/1/34	1,405	1,833
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	34,986
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,456
5% 11/1/29	3,080	3,673
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,012
5% 9/1/24	1,940	2,158
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	703
5% 7/1/29	1,000	1,268
5% 7/1/30	425	548
5% 7/1/31	495	637
5% 7/1/32	545	699
5% 7/1/33	595	760
5% 7/1/34	385	490
5% 7/1/35	400	508
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,113
5% 5/1/31	1,400	1,781
5% 5/1/32	2,300	2,918
5% 5/1/33	1,875	2,370
5% 5/1/34	2,450	3,084
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,283
5% 5/1/31	4,660	5,572
5% 5/1/32	4,955	5,920
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/21	460	463
5% 12/1/29	245	303
5% 12/1/30	380	469
5% 12/1/31	390	480
5% 12/1/36	535	652
Series 2017 B:
5% 12/1/29 (d)	685	840
5% 12/1/30 (d)	485	594
5% 12/1/31 (d)	525	642
5% 12/1/33 (d)	375	456
5% 12/1/36 (d)	810	980
Series 2017 C:
5% 12/1/22	1,940	2,048
5% 12/1/23	2,185	2,407
5% 12/1/24	2,305	2,636
5% 12/1/25	2,150	2,541
5% 12/1/26	1,455	1,768
5% 12/1/27	1,460	1,817
TOTAL MICHIGAN		345,641
Minnesota - 0.3%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,247
Minnesota Gen. Oblig. Series 2019 B, 5% 8/1/28	2,300	2,933
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	8,585	9,343
Series 2021, 3% 7/1/51	2,355	2,557
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,666
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	6,955	7,483
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,104
TOTAL MINNESOTA		27,333
Mississippi - 0.3%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,603
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	630
5% 1/1/31	1,500	1,877
5% 1/1/32	1,750	2,181
5% 1/1/34	1,065	1,319
5% 1/1/35	2,000	2,470
Series 2019 B:
5% 1/1/23	445	471
5% 1/1/25	500	567
5% 1/1/26	700	817
5% 1/1/27	1,245	1,488
5% 1/1/28	500	609
5% 1/1/29	510	634
5% 1/1/30	595	749
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,558
Series IV:
5% 10/1/34	1,435	1,781
5% 10/1/38	1,675	2,060
5% 10/1/39	1,000	1,227
TOTAL MISSISSIPPI		29,041
Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,159
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,408
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (d)	9,950	11,371
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	729
5% 1/1/29	550	686
5% 1/1/31	415	513
5% 1/1/34	380	466
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	744
5% 2/1/30	2,395	2,749
5% 2/1/32	2,645	3,020
5% 2/1/36	2,145	2,425
5% 2/1/45	3,495	3,914
Series 2016:
5% 5/15/29	970	1,136
5% 5/15/30	970	1,131
5% 5/15/31	970	1,127
5% 5/15/36	2,915	3,367
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	1,130	1,246
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,659
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	5,119
Series 2018 A, 5.125% 9/1/48	2,210	2,477
TOTAL MISSOURI		49,446
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (d)	1,065	1,119
Series 2019 B, 4% 6/1/50	625	701
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,397
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/22	1,260	1,281
5% 2/15/23	1,990	2,112
5% 2/15/24	2,080	2,297
5% 2/15/25	1,940	2,218
5% 2/15/26	3,105	3,660
TOTAL MONTANA		14,785
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	15,350	17,214
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	3,135	3,428
Series 2019 E, 3.75% 9/1/49 (d)	3,715	3,994
Series 2020 A, 3.5% 9/1/50	3,095	3,402
Series A, 3% 9/1/45	6,410	6,957
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,145	5,162
Series 2016 B:
5% 1/1/31	3,885	4,552
5% 1/1/34	4,235	4,953
5% 1/1/36	5,135	5,984
Series 2021 C:
5% 1/1/24 (c)	4,045	4,470
5% 1/1/26 (c)	1,000	1,183
Series 2021 D:
5% 1/1/23 (c)	1,500	1,588
5% 1/1/25 (c)	600	688
TOTAL NEBRASKA		63,575
Nevada - 1.1%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	866
Series 2017:
5% 9/1/24	730	821
5% 9/1/28	445	541
5% 9/1/30	730	877
5% 9/1/34	740	880
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,624
Series 2019 A:
5% 7/1/23	8,335	9,030
5% 7/1/26	2,965	3,567
Series 2019 D, 5% 7/1/24	3,985	4,488
Series 2021 B:
5% 7/1/22 (d)	1,030	1,066
5% 7/1/23 (d)	1,760	1,902
Clark County School District:
Series 2016 A, 5% 6/15/23	2,250	2,432
Series 2017 A:
5% 6/15/25	5,770	6,702
5% 6/15/26	5,000	5,984
Series 2018 B, 5% 6/15/35	8,000	9,889
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,001
5% 6/1/23	1,940	2,002
5% 6/1/24	1,940	2,002
5% 6/1/25	1,020	1,052
Series 2016 A:
5% 6/1/32	2,815	3,351
5% 6/1/33	4,855	5,770
5% 6/1/34	5,145	6,104
Nevada Dept. of Bus. & Industry Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.25%, tender 2/1/22 (b)(d)(e)	10,000	10,000
(Republic Svcs., Inc. Proj.) Series 2001, 0.25%, tender 12/1/21 (b)(d)(e)	2,100	2,100
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,926
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,910	2,110
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,769
5% 7/1/31	2,395	2,850
5% 7/1/35	1,825	2,134
5% 7/1/40	1,000	1,156
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (b)(d)	12,400	12,510
Series 2016, 2.05%, tender 4/15/22 (b)(d)	7,400	7,466
TOTAL NEVADA		116,972
New Hampshire - 0.7%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(d)	1,500	1,559
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	2,955	3,072
Series 2019 A3, 2.15%, tender 7/1/24 (b)(d)	7,545	7,844
Series 2020 A3, 0.15%, tender 12/1/21 (b)(d)	3,000	3,000
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	9,675	11,505
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,463
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,505
5% 7/1/30	2,360	2,919
Series 2017:
5% 7/1/36	2,105	2,454
5% 7/1/44	1,830	2,103
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,344
5% 7/1/26	1,245	1,282
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,471
Series 2016:
4% 10/1/38	800	881
5% 10/1/26	4,560	5,480
5% 10/1/27	4,860	5,825
5% 10/1/28	1,940	2,312
5% 10/1/30	7,070	8,344
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,219
5% 2/1/23	2,150	2,183
5% 2/1/24	1,725	1,751
TOTAL NEW HAMPSHIRE		71,516
New Jersey - 4.5%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,723
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,169
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,169
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,139
5% 2/15/25	970	1,069
5% 2/15/29	1,350	1,478
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	1,535	1,551
Series A:
5% 11/1/34	5,150	6,458
5% 11/1/35	8,205	10,271
5% 11/1/36	5,010	6,260
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	1,435	1,455
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,128
5% 6/1/27 (FSA Insured)	1,360	1,665
5% 6/1/28 (FSA Insured)	1,940	2,359
5% 6/1/29 (FSA Insured)	1,455	1,759
Series 2013:
5% 3/1/23	9,030	9,625
5% 3/1/24	12,430	13,247
5% 3/1/25	1,360	1,449
Series 2015 XX, 5% 6/15/26	19,420	22,452
Series 2018 EEE, 5% 6/15/30	2,170	2,711
Series 2019:
5.25% 9/1/25 (e)	3,395	3,964
5.25% 9/1/26 (e)	3,200	3,846
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,128
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,431
Series 2016 A R2, 5% 9/1/25	3,010	3,543
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	5,805	7,075
4% 6/1/31	2,185	2,685
4% 6/1/32	1,470	1,825
5% 6/1/25	8,080	9,377
5% 6/1/26	10,480	12,518
5% 6/1/29	6,530	8,358
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	9,238
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	11,719
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,505	1,559
Series 2016 A:
5% 7/1/22	770	795
5% 7/1/23	2,940	3,162
5% 7/1/24	790	881
5% 7/1/25	855	984
5% 7/1/26	285	337
5% 7/1/27	425	501
5% 7/1/28	1,185	1,389
5% 7/1/28	1,265	1,482
5% 7/1/28	440	530
5% 7/1/33	1,465	1,753
Series 2016, 5% 7/1/41	3,665	4,221
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,285	1,353
5% 12/1/24 (d)	3,420	3,894
Series 2017 1B, 5% 12/1/21 (d)	1,365	1,375
Series 2019 A:
5% 12/1/21	1,070	1,078
5% 12/1/22	1,520	1,602
5% 12/1/23	1,810	1,989
5% 12/1/24	1,045	1,190
5% 12/1/25	1,925	2,254
Series 2020:
5% 12/1/24 (d)	1,925	2,189
5% 12/1/24 (d)	1,000	1,137
5% 12/1/25 (d)	2,675	3,120
5% 12/1/25 (d)	3,900	4,549
5% 12/1/26 (d)	3,100	3,706
5% 12/1/28 (d)	1,225	1,518
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	5,645
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	4,373
5% 6/15/31	2,250	2,802
5% 6/15/32	5,660	7,045
Series 2010 A:
0% 12/15/27	13,270	12,047
0% 12/15/28	3,025	2,675
Series 2012 AA:
5% 6/15/23	7,285	7,527
5% 6/15/24	11,655	12,042
Series 2014 AA:
5% 6/15/25	12,140	13,582
5% 6/15/26	7,285	8,152
Series 2016 A, 5% 6/15/27	14,620	17,385
Series 2016 A-2, 5% 6/15/23	2,700	2,913
Series 2018 A:
5% 6/15/22	2,200	2,272
5% 12/15/33	6,395	7,928
5% 12/15/34	5,070	6,273
Series 2021 A, 4% 6/15/38 (c)	5,000	5,748
Series 2022 A, 4% 6/15/39 (c)	7,250	8,309
Series 2022 AA:
5% 6/15/31 (c)	7,210	9,137
5% 6/15/33 (c)	7,290	9,343
5% 6/15/35 (c)	10,500	13,305
Series A:
5% 12/15/24	4,675	5,336
5% 12/15/25	4,380	5,159
5% 12/15/26	6,900	8,346
5% 12/15/27	12,250	15,158
5% 12/15/28	4,270	5,377
5% 6/15/30	1,125	1,324
5% 12/15/30	885	1,124
5% 12/15/31	4,720	5,967
Series AA:
4% 6/15/36	1,550	1,823
4% 6/15/37	2,150	2,518
4% 6/15/39	1,960	2,283
4% 6/15/50	12,290	14,048
5% 6/15/24	9,400	10,138
5% 6/15/29	2,390	2,469
5% 6/15/35	2,010	2,574
5% 6/15/36	2,270	2,898
5% 6/15/38	1,930	2,450
5% 6/15/50	2,750	3,403
TOTAL NEW JERSEY		469,290
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	9,584
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,585	2,841
Santa Fe Retirement Fac.:
Series 2019 A, 2.25% 5/15/24	205	205
Series 2019 B1, 2.625% 5/15/25	345	346
TOTAL NEW MEXICO		12,976
New York - 5.6%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,178
5% 7/1/25	2,430	2,818
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,674
5% 2/15/35	7,285	8,704
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	18,189
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	9,612
Series 2016 B:
5% 9/1/22	1,940	2,025
5% 9/1/23	1,455	1,589
5% 9/1/24	1,310	1,489
Series 2021, 1% 9/1/25	28,250	28,492
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,885	2,071
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	2,416
5% 1/1/50	1,510	1,687
Series 2015 A, 5% 7/1/25	2,375	2,779
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,445
5% 11/15/56	11,925	12,781
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	3,140	3,266
Series 2015 A, 5% 8/1/22	1,985	2,064
Series 2015 C, 5% 8/1/27	2,965	3,402
Series 2016 A, 5% 8/1/22	4,490	4,669
Series 2021 A1, 5% 8/1/33	2,000	2,585
Series 2021 B1, 5% 11/1/32	5,800	7,573
Series 2021 F1:
5% 3/1/23	1,445	1,543
5% 3/1/42	5,410	6,828
5% 3/1/44	15,350	19,271
5% 3/1/50	1,725	2,144
Series 2022 A1, 5% 8/1/47	19,555	24,564
Series C:
5% 8/1/29	6,945	8,966
5% 8/1/33	2,500	3,232
5% 8/1/34	3,310	4,261
Series F1, 5% 3/1/26	1,010	1,077
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	4,180
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	6,193
Series 2021, 0.6%, tender 7/1/25 (b)	8,115	8,108
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/21	5,300	5,319
Series 2018 C2, 5% 5/1/32	9,175	11,433
Series 2019 A, 5% 8/1/35	7,520	9,395
Series 2019 B1:
5% 8/1/34	3,300	4,124
5% 8/1/35	8,400	10,494
Series 2021 F1:
5% 11/1/23	6,565	7,214
5% 11/1/24	12,785	14,613
5% 11/1/25	16,245	19,203
Series C:
4% 5/1/35	3,000	3,572
4% 5/1/36	5,000	5,922
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,559
5% 11/15/40	3,915	4,538
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	13,354
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26	1,025	1,138
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (b)	4,460	4,476
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	4,025
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,745
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	17,111
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,160
Series 2015 D1, 5% 11/15/33	4,015	4,611
Series 2015 F, 5% 11/15/22	750	789
Series 2017 A1, 5% 11/15/31	2,000	2,394
Series 2017 C-2, 0% 11/15/33	9,795	7,544
Series 2017 C1:
5% 11/15/26	5,975	7,121
5% 11/15/27	4,435	5,382
5% 11/15/30	4,315	5,229
5% 11/15/33	6,955	8,464
Series 2017 D, 5% 11/15/33	6,725	8,184
Series 2020 A, 4% 2/1/22	3,400	3,441
Series 2020 D, 5% 11/15/43	2,500	3,044
New York State Envir. Facilities Corp. Rev. (Master Fing. Prog.) Series 2013 B, 5% 5/15/26	1,000	1,076
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,745
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,992
Series 2021 A, 0.75% 11/1/25	3,920	3,921
Series 2021 B:
0.5% 5/1/24	3,515	3,517
0.55% 11/1/24	4,735	4,747
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/21 (d)	225	225
Series 221, 3.5% 10/1/32 (d)	1,360	1,474
New York State Urban Dev. Corp. Series 2020 C:
5% 3/15/36	31,140	39,968
5% 3/15/47	6,790	8,495
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	8,155	9,051
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (d)	1,220	1,505
Series 2020 C:
4% 12/1/39	1,350	1,546
4% 12/1/40	1,500	1,714
4% 12/1/41	1,450	1,640
4% 12/1/42	1,400	1,583
5% 12/1/28	950	1,178
5% 12/1/29	950	1,201
5% 12/1/30	750	962
5% 12/1/31	950	1,210
5% 12/1/32	1,125	1,427
5% 12/1/33	1,200	1,523
5% 12/1/34	1,600	2,020
5% 12/1/35	1,500	1,884
5% 12/1/36	1,700	2,136
5% 12/1/37	1,755	2,199
5% 12/1/38	1,500	1,875
Series 2016 A, 5.25% 1/1/50 (d)	13,305	14,829
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,314
Series 2017 A, 5% 3/15/22	2,215	2,263
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (FSA Insured)	1,000	1,156
4% 12/1/35 (FSA Insured)	1,500	1,731
4% 12/1/36 (FSA Insured)	1,635	1,883
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,627
5% 12/1/34	2,300	2,975
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (d)	3,295	3,703
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	1,360	1,403
5.375% 11/1/54 (e)	2,155	2,223
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	9,300	11,671
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,207
5% 11/15/24	3,885	4,267
TOTAL NEW YORK		588,539
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 193, 5% 10/15/29 (d)	3,650	4,246

North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	5,664
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,384
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	488
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	4,101
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,187
4% 5/1/33	1,000	1,181
4% 5/1/34	900	1,060
5% 5/1/26	275	325
5% 5/1/27	400	483
5% 5/1/28	415	511
5% 5/1/29	525	659
5% 5/1/30	560	713
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	11,233
5% 3/1/23	9,715	10,372
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	9,865	9,984
Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	18,187
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,677
Series 2021 A, 5% 2/1/25	185	213
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2017, 5% 1/1/23	1,000	1,058
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (d)	3,950	4,699
5% 5/1/27 (d)	1,500	1,831
5% 5/1/28 (d)	1,875	2,339
5% 5/1/29 (d)	1,500	1,904
5% 5/1/30 (d)	1,320	1,694
5% 5/1/31 (d)	1,350	1,723
5% 5/1/32 (d)	1,100	1,399
TOTAL NORTH CAROLINA		90,069
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	4,425	4,814

Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	1,134
4% 11/15/35	1,000	1,167
4% 11/15/36	1,000	1,159
5% 11/15/32	700	902
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	2,670	2,742
Series 2020 A:
5% 12/1/29	2,290	2,964
5% 12/1/30	2,290	2,985
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	1,979
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,147
Series 2012, 5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	1,974
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	6,065
Series 2012 B, 5% 2/15/42	1,365	1,388
Series 2017 A, 5% 2/15/36	5,000	6,069
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,109
5% 1/1/28 (FSA Insured)	1,480	1,690
5% 1/1/29 (FSA Insured)	2,165	2,471
5% 1/1/30 (FSA Insured)	1,940	2,214
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,229
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,472
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	2,105
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,527
5% 6/15/26	2,515	2,645
5% 6/15/27	2,640	2,768
5% 6/15/28	2,770	2,896
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,515
5% 12/1/35	1,000	1,252
5% 12/1/36	1,180	1,474
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,282
5% 11/1/26	2,040	2,471
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	2,590	2,667
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,524
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	23,057
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	4,497
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,250
5% 8/1/32	1,000	1,247
5% 8/1/33	1,000	1,244
Miami Univ. Series 2020 A:
5% 9/1/30	140	184
5% 9/1/31	950	1,246
5% 9/1/33	1,770	2,306
5% 9/1/34	2,500	3,246
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	674
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,024
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,423
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/27	2,495	3,048
5% 1/1/29	4,855	6,073
Series 2021 B, 5% 1/1/23 (c)	1,260	1,335
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,792
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	850	951
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	13,086
5% 12/1/30	1,000	1,333
Ohio Tpk. Commission Tpk. Rev. Series A, 5% 2/15/51	2,400	3,037
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,640
Series 2019, 5% 2/15/29	5,500	6,420
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	460	485
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	230	242
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	580	611
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	295	311
TOTAL OHIO		158,748
Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,428
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,299
5% 6/1/28	1,455	1,621
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,199
5% 10/1/26	1,455	1,708
5% 10/1/27	1,155	1,351
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,172
5% 8/15/28	970	1,196
5% 8/15/29	410	504
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,987
4% 8/1/34	2,755	3,101
5% 8/1/24	590	657
5% 8/1/25	930	1,066
5% 8/1/26	540	634
5% 8/1/27	680	815
5% 8/1/28	725	885
5% 8/1/29	755	936
5% 8/1/30	1,370	1,685
(Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,063
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,097
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,370
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	2,000	2,298
TOTAL OKLAHOMA		40,072
Oregon - 0.3%
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	928
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	5,690	6,991
Series 23, 5% 7/1/27	1,475	1,718
Series 24 B:
5% 7/1/31 (d)	1,000	1,186
5% 7/1/32 (d)	2,795	3,316
Series 26 A:
5% 7/1/29	1,155	1,437
5% 7/1/33	785	1,015
Series 26 B, 5% 7/1/29	1,000	1,252
Series 26 C:
5% 7/1/25 (d)	800	928
5% 7/1/26 (d)	1,300	1,550
5% 7/1/27 (d)	1,090	1,334
Series 27 A, 5% 7/1/36 (d)	7,655	9,615
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,593
TOTAL OREGON		34,863
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (d)	41,125	50,502
5% 1/1/56 (d)	24,945	30,540
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/22	1,715	1,780
5% 7/15/23	765	830
5% 7/15/24	2,300	2,593
5% 7/15/25	3,030	3,534
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	3,275	3,113
4% 12/1/41	5,005	4,682
4.25% 12/1/50	5,575	5,195
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	351
5% 7/1/35	1,100	1,376
5% 7/1/36	525	654
5% 7/1/37	1,180	1,466
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/23	1,250	1,324
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	4,210	4,264
Series B, 1.8%, tender 8/15/22 (b)	10,695	10,825
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,805
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,685	3,824
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	355
Series 2016 A:
5% 10/1/28	1,385	1,610
5% 10/1/29	1,495	1,730
5% 10/1/32	4,670	5,352
5% 10/1/36	7,560	8,606
5% 10/1/40	3,490	3,949
Series 2019:
5% 9/1/30	1,250	1,582
5% 9/1/31	2,500	3,150
5% 9/1/33	1,370	1,716
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/22	1,940	1,976
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 0.2%, tender 11/1/21 (b)(d)	7,000	7,000
(Waste Mgmt., Inc. Proj.):
Series 2010 B, 0.16%, tender 10/1/21 (b)	1,800	1,800
Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	3,200	3,185
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.45%, tender 6/3/24 (b)(d)(f)	9,105	9,137
Series 2011, 2.15%, tender 7/1/24 (b)(d)	12,165	12,694
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	9,710	10,628
Series 2014, 5% 7/1/23	1,500	1,625
Series 2016, 5% 9/15/29	27,190	32,741
Series 2017 1, 5% 1/1/24	23,000	25,443
Series 2017, 5% 1/1/27	8,765	10,719
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,501
5% 8/15/30	2,090	2,568
Series 2017, 5% 8/15/27	1,165	1,443
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	6,379
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	1,017
5% 12/1/33	3,405	4,084
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	1,090
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,463
5% 12/1/33	1,215	1,518
Series 2017 A1:
5% 12/1/22	485	512
5% 12/1/23	535	588
5% 12/1/29	1,455	1,812
5% 12/1/34	970	1,185
Series 2021 B:
5% 12/1/33	2,095	2,742
5% 12/1/34	1,750	2,285
5% 12/1/35	1,750	2,287
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/22 (d)	1,000	1,033
5% 6/15/23 (d)	1,510	1,629
5% 6/15/24 (d)	1,590	1,781
Series 2017 B:
5% 7/1/22 (d)	1,725	1,785
5% 7/1/26 (d)	2,950	3,526
5% 7/1/29 (d)	1,200	1,458
5% 7/1/30 (d)	1,720	2,083
5% 7/1/31 (d)	2,430	2,932
5% 7/1/35 (d)	800	960
Series 2020 A:
4% 7/1/35	2,000	2,377
4% 7/1/36	3,500	4,146
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22	250	259
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,053
5% 8/1/24	730	820
5% 8/1/25	775	903
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,400
5% 8/1/29	10,165	11,814
5% 8/1/30	10,705	12,441
5% 8/1/31	11,280	13,105
Series 2019 A:
5% 8/1/22	1,180	1,227
5% 8/1/23	1,910	2,077
5% 8/1/24	3,425	3,867
5% 8/1/26	3,225	3,882
Series 2019 B:
5% 2/1/22	250	254
5% 2/1/23	2,300	2,447
5% 2/1/24	100	111
5% 2/1/25	1,135	1,304
5% 2/1/26	1,180	1,400
5% 2/1/27	1,500	1,828
5% 2/1/28	2,250	2,795
5% 2/1/29	2,425	3,079
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	4,658
Series 2019 B, 5% 9/1/29	3,070	3,957
Series 2019 C, 5% 9/1/33	11,245	14,248
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (FSA Insured)	570	716
Series 2019 B:
5% 9/1/31 (FSA Insured)	1,855	2,461
5% 9/1/33 (FSA Insured)	1,250	1,726
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,612
5% 6/1/39	4,690	5,840
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,555
TOTAL PENNSYLVANIA		438,679
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,510
5% 9/1/36	320	360
Series 2016, 5% 5/15/39	5,475	6,184
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,257
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,235	2,462
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (d)	1,800	1,860
4% 12/1/26 (d)	1,980	2,157
4% 12/1/27 (d)	1,735	1,878
5% 12/1/29 (d)	1,650	2,075
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,673
5% 6/1/27	1,770	2,030
5% 6/1/28	2,330	2,662
TOTAL RHODE ISLAND		44,108
South Carolina - 1.4%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	989
5% 3/1/24	970	1,080
5% 3/1/25	970	1,121
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	6,900	7,427
Richland County Gen. Oblig. Series 2021 A, 5% 3/1/25	8,860	10,247
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,443
5% 12/1/29	3,155	3,610
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	3,135	3,499
Series 2020 A, 4% 7/1/50	2,950	3,301
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,168
5% 2/1/24	970	1,075
5% 2/1/26	1,650	1,958
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,955
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,260
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (d)	1,000	1,166
Series 2018:
5% 7/1/28 (d)	2,235	2,791
5% 7/1/30 (d)	4,790	5,921
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	6,963
Series 2014 A:
5% 12/1/49	12,620	13,968
5.5% 12/1/54	17,285	19,353
Series 2014 C:
5% 12/1/25	3,885	4,426
5% 12/1/26	3,885	4,418
5% 12/1/27	3,010	3,412
5% 12/1/46	3,540	3,986
Series 2015 C, 5% 12/1/22	3,740	3,947
Series 2016 B:
5% 12/1/35	6,250	7,463
5% 12/1/36	9,330	11,125
Series A:
4% 12/1/33	900	1,076
4% 12/1/34	2,000	2,383
4% 12/1/35	500	594
4% 12/1/37	2,000	2,361
5% 12/1/31	2,800	3,649
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,939
TOTAL SOUTH CAROLINA		147,074
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,049
Series 2014 B:
5% 11/1/24	1,200	1,369
5% 11/1/25	1,175	1,338
5% 11/1/26	195	222
Series 2017:
5% 7/1/24	435	488
5% 7/1/27	365	448
5% 7/1/33	1,700	2,033
5% 7/1/35	1,360	1,621
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,745	4,059
TOTAL SOUTH DAKOTA		12,627
Tennessee - 0.6%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,209
5% 7/1/30	1,165	1,443
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,218
5% 9/1/24	995	1,119
Series 2017:
5% 4/1/24	970	1,074
5% 4/1/25	1,315	1,507
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (d)	2,800	3,028
5% 7/1/25 (d)	1,000	1,160
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (d)	1,190	1,464
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,942
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	20,783
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	11,735	12,324
Series 2018, 4%, tender 11/1/25 (b)	10,670	11,958
TOTAL TENNESSEE		62,229
Texas - 12.4%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (d)	2,690	3,045
5% 11/15/34 (d)	1,750	1,975
Series 2019 B:
5% 11/15/27 (d)	1,500	1,854
5% 11/15/28 (d)	2,250	2,835
5% 11/15/29 (d)	1,500	1,919
Series 2019, 5% 11/15/22 (d)	1,225	1,289
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,293
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,533
Austin Independent School District Series 2021:
4% 8/1/32	8,300	10,318
4% 8/1/33	9,255	11,462
4% 8/1/34	10,590	13,055
4% 8/1/35	7,215	8,859
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,646
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,131
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,338
5% 1/1/32	970	1,113
5% 1/1/34	1,940	2,222
5% 1/1/40	5,340	6,104
Series 2016:
5% 1/1/31	2,305	2,679
5% 1/1/32	4,855	5,637
5% 1/1/35	3,240	3,753
5% 1/1/36	1,580	1,829
Series 2020 E:
4% 1/1/34	950	1,106
4% 1/1/36	750	867
5% 1/1/30	850	1,096
5% 1/1/32	800	1,025
5% 1/1/35	915	1,154
Series 2020 G:
4% 1/1/34	1,000	1,160
4% 1/1/35	1,000	1,157
4% 1/1/36	1,000	1,151
5% 1/1/28	500	615
5% 1/1/29	750	949
5% 1/1/30	670	858
5% 1/1/31	725	919
5% 1/1/32	870	1,099
Series 2021 B, 5% 1/1/35	1,000	1,289
Cypress-Fairbanks Independent School District:
Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (b)	6,105	6,158
Series 2016:
5% 2/15/22	4,855	4,940
5% 2/15/23	4,855	5,172
5% 2/15/24	24,410	27,137
5% 2/15/25	20,810	24,000
5% 2/15/27	3,475	4,129
Series 2020 A, 5% 2/15/25	3,650	4,210
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	9,424
Series 2020 A:
5% 12/1/22	285	301
5% 12/1/25	750	888
5% 12/1/26	1,000	1,218
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,764
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B:
5% 11/1/26 (d)	2,920	3,067
5% 11/1/27 (d)	1,245	1,307
5% 11/1/28 (d)	2,765	2,903
5% 11/1/30 (d)	5,280	5,543
5% 11/1/31 (d)	11,155	11,707
5% 11/1/32 (d)	14,110	14,807
5% 11/1/33 (d)	9,710	10,190
5% 11/1/34 (d)	2,295	2,408
Series 2020 A:
5% 11/1/30	3,090	4,085
5% 11/1/31	1,300	1,708
5% 11/1/32	2,000	2,619
5% 11/1/33	2,000	2,610
Series 2020 B, 4% 11/1/35	7,865	9,378
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,370
Series 2014, 5% 2/15/24	5,770	6,409
Series 2019 B:
5% 2/15/30	4,080	5,204
5% 2/15/32	7,095	8,973
5% 2/15/33	7,585	9,553
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (b)	60	61
Series 2019, 5%, tender 2/15/22 (b)	690	702
Series B6:
5%, tender 2/15/22 (b)	1,440	1,465
5%, tender 2/15/22 (b)	1,440	1,466
Series 2019:
5% 2/15/28	1,750	2,178
5% 2/15/29	2,355	2,947
5% 2/15/30	5,095	6,350
Series 2021:
4% 2/15/25	5,075	5,684
4% 2/15/26	2,455	2,817
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (b)	4,985	5,207
Series 2016, 0% 8/15/25	2,770	2,707
Series 2020, 3% 8/15/22	1,135	1,163
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,450
5% 8/15/31	3,610	4,542
5% 8/15/32	3,620	4,542
5% 8/15/33	5,890	7,362
5% 8/15/34	2,945	3,660
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (b)	2,645	2,680
Series 2021 B, 0.72%, tender 8/1/26 (b)	9,985	9,977
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,850
Series 2020, 5% 3/1/29	4,200	5,372
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	2,809
Series 2016, 5% 2/15/26	3,530	4,199
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,620
Series 2018 A:
5% 10/1/31	4,965	6,191
5% 10/1/32	4,210	5,240
5% 10/1/33	6,420	7,975
5% 10/1/34	4,855	6,019
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B:
5%, tender 12/1/22 (b)	4,550	4,786
5%, tender 12/1/24 (b)	5,205	5,931
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	5,003
Series 2019 A:
4% 10/1/35	1,750	2,071
4% 10/1/36	3,000	3,541
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	6,260
4% 10/1/33	6,045	7,345
4% 10/1/34	4,995	6,043
4% 10/1/35	3,400	4,103
4% 10/1/36	3,920	4,713
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,088
5% 8/15/25	3,750	3,905
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (d)	6,750	6,988
Series 2018 A:
5% 7/1/26 (d)	1,635	1,954
5% 7/1/27 (d)	2,180	2,671
5% 7/1/28 (d)	970	1,213
Series 2018 B:
5% 7/1/28	3,110	3,932
5% 7/1/29	12,140	15,264
5% 7/1/30	6,385	7,986
Series 2020 A:
4% 7/1/35 (d)	1,500	1,759
4% 7/1/39 (d)	1,895	2,188
Series 2021 A:
4% 7/1/35 (d)	1,100	1,309
4% 7/1/36 (d)	1,180	1,400
4% 7/1/37 (d)	1,200	1,419
4% 7/1/38 (d)	1,750	2,055
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,244
5% 9/1/30	1,250	1,550
5% 9/1/31	1,650	2,038
5% 9/1/33	1,535	1,885
5% 9/1/34	1,250	1,531
5% 9/1/35	1,700	2,079
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,237
5% 3/1/24	9,710	10,812
5% 3/1/25	4,080	4,713
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/23 (b)	8,500	9,014
Series 2014 A, 4%, tender 6/1/23 (b)	10,315	10,939
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,823
Series 2016 B, 5% 11/15/33	2,330	2,826
Series 2020 C:
5% 11/15/30	2,145	2,851
5% 11/15/31	2,500	3,308
5% 11/15/32	2,000	2,638
Series 2021 A:
4% 11/15/35	700	859
4% 11/15/36	700	856
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	549
5% 10/15/26	680	806
5% 10/15/27	485	570
5% 10/15/29	630	734
5% 10/15/31	990	1,151
5% 10/15/35	1,425	1,651
5% 10/15/36	3,115	3,611
5% 10/15/39	1,215	1,406
5% 10/15/44	1,440	1,665
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (d)	1,360	1,584
5% 11/1/31 (d)	5,730	6,665
5% 11/1/35 (d)	1,700	1,967
Series 2017:
5% 11/1/26 (d)	1,000	1,204
5% 11/1/33 (d)	1,250	1,486
5% 11/1/34 (d)	2,925	3,474
5% 11/1/35 (d)	4,065	4,829
5% 11/1/36 (d)	5,170	6,138
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,648
5% 5/15/34	2,430	2,991
5% 5/15/36	2,430	2,969
Series 2019:
5% 5/15/32	1,500	1,899
5% 5/15/33	2,250	2,845
5% 5/15/34	2,250	2,833
5% 5/15/35	5,575	7,001
5% 5/15/36	1,075	1,345
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	3,620	4,204
Series 2013, 5% 5/15/22	1,080	1,112
Series 2015 B:
5% 5/15/25	6,615	7,681
5% 5/15/27	2,915	3,376
5% 5/15/28	2,845	3,289
5% 5/15/29	8,255	9,541
Series 2015 D:
5% 5/15/22	825	849
5% 5/15/23	680	732
5% 5/15/24	1,445	1,619
5% 5/15/26	1,360	1,578
Series 2020, 5% 5/15/26	3,350	4,012
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,325
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 0.2%, tender 11/1/21 (b)(d)	1,800	1,800
Series 2020 A, 0.2%, tender 11/1/21 (b)(d)	2,000	2,000
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.425%, tender 7/1/24 (b)(d)	1,145	1,149
Series 2020 A, 0.15%, tender 12/1/21 (b)(d)	8,000	7,999
Series 2020 B, 0.15%, tender 12/1/21 (b)(d)	9,500	9,499
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,218
5% 8/15/25	2,430	2,845
5% 8/15/26	1,505	1,815
5% 8/15/27	1,565	1,931
5% 8/15/30	2,330	2,854
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,495
5% 4/1/28	1,395	1,623
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,487
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,039
4% 12/15/24	1,770	1,847
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,448
5% 1/1/33	1,280	1,537
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	547
5% 1/1/31	660	766
5% 1/1/32	2,915	3,475
Series 2014:
5% 1/1/23	690	731
5% 1/1/23	1,045	1,107
5% 1/1/24	1,590	1,758
5% 1/1/24	3,265	3,605
Series 2015 B:
5% 1/1/29	9,710	11,084
5% 1/1/30	4,855	5,540
Series 2016 A, 5% 1/1/39	6,800	7,962
Series 2019 B, 5% 1/1/25	3,390	3,886
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (b)	23,270	24,239
Series 2019, 1.6%, tender 8/1/24 (b)	19,810	20,423
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	17,246
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	2,192
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	4,070	4,229
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,587
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (d)	2,380	2,913
5% 7/1/28 (d)	1,085	1,357
5% 7/1/29 (d)	1,270	1,614
5% 7/1/29 (d)	3,200	4,062
5% 7/1/30 (d)	1,235	1,563
5% 7/1/30 (d)	1,510	1,905
5% 7/1/31 (d)	2,310	2,913
5% 7/1/31 (d)	1,250	1,573
5% 7/1/32 (d)	950	1,192
5% 7/1/32 (d)	1,195	1,505
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (b)	6,875	6,885
Series 2012, 5.25% 2/1/25	3,110	3,608
Series 2017:
5% 2/1/29	1,455	1,791
5% 2/1/30	970	1,193
5% 2/1/31	1,455	1,786
5% 2/1/33	1,165	1,423
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	4,859
5% 9/15/24	7,275	7,583
5% 9/15/25	9,025	9,404
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (b)	16,010	16,300
Series 2012:
5% 5/15/22	2,135	2,199
5% 5/15/22 (Escrowed to Maturity)	3,690	3,799
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	1,056
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,616
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,714
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	4,016
Series 2013, 5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,709
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,427
5% 2/15/34	2,040	2,422
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	5,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,430	6,844
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	6,280	7,059
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 10/14/21 (b)	120	120
Series 2013 B, 5% 8/1/25 (d)	11,725	12,757
Series 2014, 5% 8/1/26 (d)	5,020	5,676
Series 2016, 5.5% 8/1/26 (d)	3,750	4,587
Series 2020 B:
4% 8/1/28 (d)	4,340	5,167
4% 8/1/29 (d)	5,605	6,766
4% 8/1/30 (d)	5,885	7,187
4% 8/1/31 (d)	6,180	7,616
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	3,265
4% 12/31/33	1,710	2,027
4% 6/30/34	4,000	4,729
4% 12/31/34	4,000	4,723
4% 6/30/35	4,000	4,714
4% 6/30/36	1,290	1,514
4% 12/31/36	2,965	3,480
Series 2013, 7% 12/31/38 (d)	15,540	17,405
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,595
5% 2/1/24	1,130	1,252
5% 2/1/26	2,600	3,087
5% 2/1/27	2,500	3,051
5% 2/1/28	1,315	1,645
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,508
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)(c)	44,145	43,872
Texas Wtr. Dev. Board Rev.:
Series 1, 5% 8/1/22	1,000	1,040
Series 2017 A:
5% 4/15/22	4,125	4,231
5% 4/15/25	6,055	7,025
5% 10/15/25	2,555	3,014
5% 4/15/26	4,195	5,024
5% 4/15/29	6,310	7,878
5% 4/15/30	16,995	21,151
Series 2018 B:
5% 4/15/29	2,750	3,526
5% 10/15/29	2,250	2,875
5% 10/15/30	3,240	4,119
5% 4/15/31	5,000	6,360
Series 2019:
5% 8/1/30	8,650	11,169
5% 8/1/31	4,500	5,772
5% 8/1/32	3,000	3,839
5% 8/1/33	3,450	4,407
5% 8/1/34	4,500	5,739
5% 8/1/35	5,500	7,006
Series 2020:
5% 8/1/24	1,000	1,132
5% 8/1/30	3,210	4,249
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,229
Series 2019 A:
5% 3/1/34	5,645	7,124
5% 3/1/35	17,080	21,506
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	7,427
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,095
Series 2016 D, 5% 8/15/22	2,430	2,532
Series 2016 E, 5% 8/15/22	2,605	2,714
Series 2016 J, 5% 8/15/22	2,590	2,699
Series 2019 A, 5% 8/15/29	3,060	3,956
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,756
5% 7/1/29	1,740	2,078
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,086
TOTAL TEXAS		1,307,874
Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (d)	1,120	1,336
5% 7/1/28 (d)	3,885	4,718
Series 2018 A:
5% 7/1/29 (d)	1,500	1,865
5% 7/1/30 (d)	1,345	1,661
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,044
Utah Gen. Oblig. Series 2020 B:
5% 7/1/22	2,875	2,978
5% 7/1/23	2,740	2,969
5% 7/1/28	3,305	4,208
TOTAL UTAH		22,779
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (d)	1,590	1,900

Virginia - 1.3%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	148
5% 7/1/28	1,175	1,479
5% 7/1/30	1,265	1,653
5% 7/1/32	1,005	1,303
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,986
5% 8/1/32	1,500	1,982
5% 8/1/33	1,500	1,977
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,005
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,405
5% 6/15/29	1,385	1,537
5% 6/15/33	1,475	1,635
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57	3,725	4,544
Series 2021 A, 5% 7/1/26	28,000	33,757
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,839
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	677
5% 6/15/32	1,750	2,037
5% 6/15/34	2,235	2,591
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,598
Series 2017 E, 5% 2/1/31	10,295	12,747
(21st Century College and Equip. Progs.) Series 2020 A:
5% 2/1/34	1,050	1,353
5% 2/1/35	2,500	3,213
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	11,044
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	7,687
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/23	4,310	4,687
5% 8/1/24	6,800	7,699
Virginia Small Bus. Fing. Auth.:
(95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,380	7,459
Series 2020 A:
5% 1/1/28	1,100	1,356
5% 1/1/29	1,400	1,729
5% 1/1/30	1,600	1,965
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,244
5% 1/1/33	2,515	2,907
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	2,200	2,257
TOTAL VIRGINIA		136,500
Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,964
Energy Northwest Elec. Rev. Series 2017 A, 5% 7/1/26	1,185	1,226
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22 (Escrowed to Maturity)	970	981
5% 1/1/23 (Pre-Refunded to 7/1/22 @ 100)	970	1,005
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,265	2,347
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (d)	1,075	1,160
Series 2016 B:
5% 10/1/26 (d)	3,625	4,292
5% 10/1/29 (d)	4,615	5,439
Series 2016:
5% 2/1/27	1,205	1,424
5% 2/1/29	2,430	2,860
Series 2018 A:
5% 5/1/29 (d)	1,515	1,824
5% 5/1/37 (d)	2,290	2,696
Series 2019, 5% 4/1/28 (d)	2,250	2,785
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	860	924
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	4,338
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,272
5% 1/1/36	1,140	1,358
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,609
5% 6/1/24	3,430	3,681
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	31,300	36,638
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	17,713
Series 2018 C, 5% 8/1/30	6,665	8,214
Series 2018 D:
5% 8/1/32	24,300	29,849
5% 8/1/33	30,735	37,724
Series 2019 B, 5% 6/1/34	3,300	4,114
Series 2020 C, 5% 2/1/37	9,530	12,098
Series R-2017 A:
5% 8/1/27	1,735	2,097
5% 8/1/28	1,735	2,090
5% 8/1/30	1,735	2,089
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	279
5% 7/1/26	1,935	2,317
5% 7/1/29	3,100	3,836
5% 7/1/34	610	742
5% 7/1/42	5,305	6,352
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	3,013
5% 10/1/28	1,940	2,462
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,490
5% 8/15/26	1,175	1,381
5% 8/15/28	3,825	4,574
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,810
Series 2015:
5% 1/1/23	1,100	1,164
5% 1/1/29	1,260	1,444
Series 2017, 5% 8/15/32	1,520	1,787
Series 2019 A1:
5% 8/1/31	1,000	1,262
5% 8/1/35	1,500	1,873
Series 2019 A2, 5% 8/1/44	5,995	7,298
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	645
5% 10/1/31	2,635	3,064
5% 10/1/33	560	648
Series 2019, 4% 10/1/49	5,235	5,685
Series 2016 A, 5% 10/1/30	2,510	2,928
TOTAL WASHINGTON		257,865
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,654
West Virginia Parkways Auth. Series 2021, 5% 6/1/47	9,515	12,077
TOTAL WEST VIRGINIA		15,731
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,335
5% 1/1/34	1,000	1,259
5% 1/1/38	1,050	1,304
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (e)	1,135	1,237
5.25% 5/15/37 (e)	345	378
5.25% 5/15/42 (e)	420	459
5.25% 5/15/47 (e)	420	459
5.25% 5/15/52 (e)	790	864
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	915	1,008
5% 10/1/48 (e)	1,175	1,290
5% 10/1/53 (e)	3,010	3,299
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	10,619
Series 2020, 5% 4/1/30 (e)	500	601
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (FSA Insured)	1,050	920
0% 12/15/31 (FSA Insured)	1,350	1,104
0% 12/15/32 (FSA Insured)	1,400	1,099
0% 12/15/33 (FSA Insured)	1,350	1,019
0% 12/15/34 (FSA Insured)	1,250	908
Series 2020 D:
0% 12/15/28 (FSA Insured)	255	230
0% 12/15/29 (FSA Insured)	390	342
0% 12/15/31 (FSA Insured)	1,000	822
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/29	4,895	6,320
Series 2014 4, 5% 5/1/25	1,575	1,800
Series 2021 2, 5% 5/1/25	5,270	6,132
Series 2021 A:
5% 5/1/32	7,920	9,880
5% 5/1/34	10,820	13,452
5% 5/1/35	11,365	14,103
Series A, 5% 5/1/30	2,915	3,490
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	3,028
Series 2014 A:
5% 11/15/24	8,510	9,718
5% 11/15/27	6,515	7,429
Series 2014:
5% 5/1/26	810	894
5% 5/1/28	1,750	1,918
5% 5/1/29	865	945
Series 2015, 5% 12/15/27	1,175	1,340
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,424
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	2,217
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,586
Series 2019 B1, 2.825% 11/1/28	2,130	2,131
Series 2019 B2, 2.55% 11/1/27	1,365	1,365
Series 2019:
5% 12/15/31	1,000	1,279
5% 12/15/32	1,750	2,232
5% 12/15/34	1,720	2,181
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,050
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	7,518
Series 2012:
5% 6/1/27	1,750	1,804
5% 6/1/32	995	1,024
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,667
5% 6/1/39	2,345	2,411
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	4,490	4,887
Series A, 3.5% 9/1/50	8,855	9,748
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,259
5% 5/1/27	12,590	15,473
TOTAL WISCONSIN		182,261
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	273

TOTAL MUNICIPAL BONDS (Cost $9,469,231)		9,881,854

Municipal Notes - 3.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(h)	7,000	7,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,880	2,880
TOTAL ARIZONA		9,880
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.11% 10/7/21, VRDN (b)(d)	4,400	4,400

California - 0.3%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)(i)	32,115	32,115

Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	843	843

Florida - 0.1%
Broward County Arpt. Sys. Rev. Participating VRDN Series XM 08 95, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	6,300	6,300
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	2,800	2,800
TOTAL FLORIDA		9,100
Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,950	2,950

Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series 20 XF 28 97, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,100	7,100
Metropolitan Pier & Exposition Participating VRDN:
Series 2021 XF 12 23, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,945	1,945
Series XF 09 65, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	7,419	7,419
TOTAL ILLINOIS		16,464
Kentucky - 0.2%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,000	3,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.12% 10/1/21, VRDN (b)(d)	10,500	10,500
Series 2020 B1, 0.12% 10/1/21, VRDN (b)(d)	10,500	10,500
TOTAL KENTUCKY		24,000
Louisiana - 0.4%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	3,700	3,700
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.09% 10/7/21, VRDN (b)	38,200	38,200
TOTAL LOUISIANA		41,900
Maryland - 0.1%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,460	8,460

Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	1,400	1,400

Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	3,010	3,010

New Jersey - 0.4%
Borough of Oceanport BAN Series 2021, 2% 2/24/22	7,300	7,351
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,210	6,210
Series XM 09 29, 0.17% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,635	2,635
Ridgewood Gen. Oblig. BAN Series 2021, 1.5% 1/26/22	20,958	21,045
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	6,900	6,967
TOTAL NEW JERSEY		44,208
New York - 0.5%
Broome County Gen. Oblig. BAN Series 2021 A, 1.5% 4/29/22	30,875	31,104
Hempstead Union Free School District:
BAN Series 2021 B, 1% 7/13/22	3,000	3,015
RAN Series 2021 A, 1% 6/30/22	3,000	3,014
New York Dorm. Auth. Rev. Participating VRDN Series XM 09 22, 0.11% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,200	1,200
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series XM 09 35, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,100	2,100
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.1% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,900	1,900
Series XM 08 30, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,410	11,410
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.16% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	1,315	1,315
TOTAL NEW YORK		55,058
Ohio - 0.0%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 50, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(g)(h)	2,200	2,200

South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2021 XF 12 43, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,740	1,740
Series 2021 XL 01 85, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,260	2,260
TOTAL SOUTH CAROLINA		4,000
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,200	3,200

Texas - 0.4%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,700	5,700
Brownsville Util. Sys. Rev. Series 2021 A, 0.22% 12/16/21, LOC Bank of America NA, CP	8,500	8,501
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,985	2,985
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,360	3,360
Series XM0085, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,500	2,500
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	7,800	7,800
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	12,125	12,125
TOTAL TEXAS		42,971
Utah - 0.0%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 XM 0493, 0.17% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	3,700	3,700

Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	15,590	15,590

Wisconsin - 0.0%
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,337	1,337
Wood County BAN Series 2021, 0.75% 3/7/22	2,300	2,302
TOTAL WISCONSIN		3,639
TOTAL MUNICIPAL NOTES (Cost $329,093)		329,088

Money Market Funds - 4.9%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 0.06% (j)(k) (Cost $518,702)	518,627,231	518,725

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $10,317,026)	10,729,667
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(182,220)
NET ASSETS - 100.0%	10,547,447

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,977,000 or 1.0% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,115,000 or 0.3% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	32,115

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	383,402	1,349,807	1,214,535	160	14	37	518,725	33.0%
Total	383,402	1,349,807	1,214,535	160	14	37	518,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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